Post-Employment Benefits - Summary of Defined Benefit Contribution (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	R$ 56
Contributions made	75	R$ 50
Retirement plan - FIU
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	34
Contributions made	43	45
Retiremente plan - FUNBEP
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	22
Contributions made	R$ 32	R$ 5